Notes to the consolidated financial statements - Cost of sales (Details) - EUR (€) € in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022
Notes to the consolidated financial statements
Impairment of assets held for sale			€ 19,064
Cost of sales
Notes to the consolidated financial statements
Personnel	€ (8,188)	€ (7,937)
Materials	(4,534)	(22,828)
Third-party services	(5,453)	(964)
Maintenance and lease	(580)	(231)
Amortization and depreciation	(1,170)	(5,168)
Other	(710)	(104)
Total	€ (20,634)	€ (37,232)